Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Revenues and Percentage of Consolidated Voyage Revenues from Customers

The following table presents voyage revenues and percentage of consolidated voyage revenues for customers that accounted for more than 10% of the Partnership’s consolidated voyage revenues during any of the periods presented.

(U.S. Dollars in millions)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Ras Laffan Liquefied Natural Gas Company Ltd.(1)	$69.6 or 18%	$68.8 or 18%	$68.7 or 18%
Repsol YPF, S.A.(1)	$50.3 or 13%	$53.9 or 14%	$51.9 or 14%
Compania Espanola de Petroleos(2)	$47.3 or 12%	$44.4 or 12%	$44.0 or 12%
The Tangguh Production Sharing Contractors(1)	$45.4 or 12%	$43.7 or 12%	$42.8 or 11%
Teekay Corporation(1)	$37.6 or 10%	Less than 10%	$36.5 or 10%

(1)	Liquefied gas segment.
(2)	Conventional tanker segment.

Segment Reporting Information

The following tables include results for these segments for the years presented in these financial statements.

	Year Ended December 31, 2012
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	278,511	113,740	392,251
Voyage expenses	66	1,706	1,772
Vessel operating expenses	45,816	40,531	86,347
Depreciation and amortization	69,064	30,761	99,825
General and administrative(1)	17,532	9,617	27,149
Write down of vessels	—	29,367	29,367

Income from vessel operations	146,033	1,758	147,791

Equity income	78,866	—	78,866
Investment in and advances to equity accounted joint ventures	409,735	—	409,735
Total assets at December 31, 2012	3,143,205	495,556	3,638,761
Expenditures for vessels and equipment	39,366	528	39,894
Expenditures for dry docking	6,054	1,439	7,493

	Year Ended December 31, 2011
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	269,408	110,567	379,975
Voyage expenses	(87)	1,474	1,387
Vessel operating expenses	47,773	41,273	89,046
Depreciation and amortization	62,889	29,030	91,919
General and administrative(1)	13,385	10,735	24,120

Income from vessel operations	145,448	28,055	173,503

Equity income	20,584	—	20,584
Investment in and advances to equity accounted joint ventures	191,448	—	191,448
Total assets at December 31, 2011	2,911,659	552,689	3,464,348
Expenditures for vessels and equipment	63,686	999	64,685
Expenditures for dry docking	13,831	5,807	19,638

	Year Ended December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $

Voyage revenues	264,816	109,192	374,008
Voyage expenses	29	2,013	2,042
Vessel operating expenses	46,496	38,081	84,577
Depreciation and amortization	60,954	28,393	89,347
General and administrative(1)	12,239	11,008	23,247
Gain on sale of vessel	(4,340)	—	(4,340)
Restructuring charge	—	175	175

Income from vessel operations	149,438	29,522	178,960

Equity income	8,043	—	8,043
Expenditures for vessels and equipment	24,095	2,557	26,652
Expenditures for dry docking	2,014	10,713	12,727

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets presented in the consolidated balance sheets is as follows:

	December 31, 2012 $	December 31, 2011 $

Total assets of the liquefied gas segment	3,143,205	2,911,659
Total assets of the conventional tanker segment	495,556	552,689
Unallocated:
Cash and cash equivalents	113,577	93,627
Accounts receivable and prepaid expenses	19,244	18,837
Advances to affiliates	13,864	11,922

Consolidated total assets	3,785,446	3,588,734